UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

QS BATTERYMARCH

U.S. SMALL

CAPITALIZATION

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Batterymarch U.S. Small Capitalization Equity Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective June 30, 2014, the Fund previously known as Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio was renamed QS Batterymarch U.S. Small Capitalization Equity Fund. Additionally at this time, the name of the Fund’s subadviser changed from Batterymarch Financial Management, Inc. to QS Batterymarch Financial Management, Inc. There is no change in the Fund’s investment objective as a result of these name changes. For more information regarding these changes, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	QS Batterymarch U.S. Small Capitalization Equity Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for

Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

QS Batterymarch U.S. Small Capitalization Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were brief periods of volatility, the U.S. stock market generated strong results during the reporting period. A number of macro issues, including some weak global economic data and geopolitical concerns caused the market to decline in January 2014. However, the setback was only temporary, as stocks rallied sharply in February given generally solid corporate profits and robust investor demand. The market was highly resilient and posted positive returns from March through June 2014. All told, for the six months ended June 30, 2014, the S&P 500 Indexv gained 7.14%. The S&P 500 Index has now tripled since its low in 2009.

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns during the six months ended June 30, 2014, with the Russell Midcap Indexvi returning 8.67%. In contrast, large-cap stocks, as measured by the Russell 1000 Indexvii, returned 7.27% and small-cap stocks, as measured by the Russell 2000 Indexviii, rose 3.19%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 5.98% and 7.95%, respectively.

IV	QS Batterymarch U.S. Small Capitalization Equity Fund

Performance review

For the six months ended June 30, 2014, Class I shares of QS Batterymarch U.S. Small Capitalization Equity Fund returned 3.74%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 3.19% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 3.95% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
QS Batterymarch U.S. Small Capitalization Equity Fund:
Class A	3.55%
Class A2	3.42%
Class C	3.14%
Class FI	3.50%
Class I	3.74%
Class IS	3.79%
Russell 2000 Index	3.19%
Lipper Small-Cap Core Funds Category Average[1]	3.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.26%, 1.72%, 2.06%, 1.34%, 0.80% and 0.77%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% Class I shares and 0.75% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 782 funds in the Fund’s Lipper category, and excluding sales charges.

QS Batterymarch U.S. Small Capitalization Equity Fund	V

Investment commentary (cont’d)

The manager currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses are not expected to exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2015 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources. The Fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	QS Batterymarch U.S. Small Capitalization Equity Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

QS Batterymarch U.S. Small Capitalization Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A	3.55%	$1,000.00	$1,035.50	1.20%	$6.06	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class A2	3.42	1,000.00	1,034.20	1.40	7.06	Class A2	5.00	1,000.00	1,017.85	1.40	7.00
Class C	3.14	1,000.00	1,031.40	1.95	9.82	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class FI	3.50	1,000.00	1,035.00	1.20	6.05	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	3.74	1,000.00	1,037.40	0.78	3.94	Class I	5.00	1,000.00	1,020.93	0.78	3.91
Class IS	3.79	1,000.00	1,037.90	0.75	3.79	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2014

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 11.6%
Auto Components — 1.7%
Dana Holding Corp.	95,600	$2,334,552
Drew Industries Inc.	10,530	526,605
Modine Manufacturing Co.	141,276	2,223,684 *
Stoneridge Inc.	296,645	3,180,035 *
Tower International Inc.	131,409	4,841,108 *
Total Auto Components		13,105,984
Automobiles — 0.4%
Winnebago Industries Inc.	127,007	3,198,036	*
Diversified Consumer Services — 0.4%
Houghton Mifflin Harcourt Co.	40,100	768,316 *
LifeLock Inc.	169,292	2,363,316 *
Total Diversified Consumer Services		3,131,632
Hotels, Restaurants & Leisure — 2.3%
ClubCorp Holdings Inc.	101,322	1,878,510
Cracker Barrel Old Country Store Inc.	47,800	4,759,446
Denny’s Corp.	106,736	695,919 *
Jack in the Box Inc.	75,300	4,505,952
Marcus Corp.	45,254	825,886
Marriott Vacations Worldwide Corp.	13,340	782,124 *
Monarch Casino & Resort Inc.	66,380	1,004,993 *
Pinnacle Entertainment Inc.	62,300	1,568,714 *
Sonic Corp.	74,200	1,638,336 *
Total Hotels, Restaurants & Leisure		17,659,880
Household Durables — 0.8%
Helen of Troy Ltd.	15,100	915,513 *
La-Z-Boy Inc.	93,700	2,171,029
NACCO Industries Inc., Class A Shares	31,231	1,580,289
Skullcandy Inc.	75,650	548,462 *
TRI Pointe Homes Inc.	71,303	1,120,883 *
Total Household Durables		6,336,176
Internet & Catalog Retail — 0.4%
FTD Cos. Inc.	21,488	683,104 *
Orbitz Worldwide Inc.	237,400	2,112,860 *
Total Internet & Catalog Retail		2,795,964
Leisure Products — 0.6%
Smith & Wesson Holding Corp.	323,100	4,697,874	*

See Notes to Financial Statements.

4	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Media — 1.6%
Ballantyne Strong Inc.	16,451	$68,765	*
Cumulus Media Inc., Class A Shares	365,271	2,407,136	*
Entravision Communications Corp., Class A Shares	643,381	4,001,830
Gray Television Inc.	15,140	198,788	*
Live Nation Inc.	218,500	5,394,765	*
Total Media		12,071,284
Multiline Retail — 0.2%
Dillard’s Inc., Class A Shares	16,000	1,865,760
Specialty Retail — 2.0%
Aaron’s Inc.	15,465	551,173
Big 5 Sporting Goods Corp.	8,664	106,307
Brown Shoe Co. Inc.	119,740	3,425,761
Christopher & Banks Corp.	131,467	1,151,651	*
Citi Trends Inc.	26,577	570,342	*
Destination Maternity Corp.	12,936	294,553
Finish Line Inc., Class A Shares	51,806	1,540,710
Group 1 Automotive Inc.	27,600	2,326,956
Haverty Furniture Cos. Inc.	24,135	606,513
Penske Automotive Group Inc.	90,300	4,469,850
Total Specialty Retail		15,043,816
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	18,190	1,503,404
Iconix Brand Group Inc.	99,400	4,268,236	*
Unifi Inc.	35,442	975,718	*
Wolverine World Wide Inc.	83,600	2,178,616
Total Textiles, Apparel & Luxury Goods		8,925,974
Total Consumer Discretionary		88,832,380
Consumer Staples — 3.0%
Food & Staples Retailing — 0.9%
Andersons Inc.	21,400	1,103,812
Ingles Markets Inc., Class A Shares	10,311	271,695
Pantry Inc.	72,269	1,170,758	*
Rite Aid Corp.	551,500	3,954,255	*
Total Food & Staples Retailing		6,500,520
Food Products — 1.3%
Pilgrim’s Pride Corp.	182,372	4,989,698	*
Sanderson Farms Inc.	50,600	4,918,320
Total Food Products		9,908,018

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Household Products — 0.1%
WD-40 Co.	15,198	$1,143,193
Personal Products — 0.7%
Inter Parfums Inc.	79,411	2,346,595
USANA Health Sciences Inc.	37,780	2,952,129	*
Total Personal Products		5,298,724
Total Consumer Staples		22,850,455
Energy — 5.9%
Energy Equipment & Services — 1.9%
Bristow Group Inc.	29,880	2,408,925
Exterran Holdings Inc.	80,400	3,617,196
GulfMark Offshore Inc., Class A Shares	43,000	1,942,740
Key Energy Services Inc.	269,615	2,464,281	*
Pacific Drilling SA	93,200	932,000	*
SEACOR Holdings Inc.	27,500	2,261,875	*
Vantage Drilling Co.	548,116	1,052,383	*
Total Energy Equipment & Services		14,679,400
Oil, Gas & Consumable Fuels — 4.0%
Alon USA Energy Inc.	89,451	1,112,770
Carrizo Oil & Gas Inc.	52,730	3,652,080	*
Delek US Holdings Inc.	78,500	2,216,055
Energy XXI (Bermuda) Ltd.	102,045	2,411,323
Green Plains Inc.	16,710	549,258
Matador Resources Co.	185,770	5,439,346	*
Renewable Energy Group Inc.	81,300	932,511	*
SemGroup Corp., Class A Shares	62,200	4,904,470
Stone Energy Corp.	100,200	4,688,358	*
Targa Resources Corp.	13,516	1,886,428
VAALCO Energy Inc.	402,202	2,907,921	*
Total Oil, Gas & Consumable Fuels		30,700,520
Total Energy		45,379,920
Financials — 22.1%
Banks — 7.3%
Ameris Bancorp	44,302	955,151	*
BBCN Bancorp Inc.	207,230	3,305,319
Community Trust Bancorp Inc.	20,656	706,848
Customers Bancorp Inc.	32,108	642,481	*
First BanCorp	207,988	1,131,455	*
First Interstate BancSystem Inc., Class A Shares	8,350	226,953

See Notes to Financial Statements.

6	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Banks — continued
First Merchants Corp.	153,060	$3,235,688
Hanmi Financial Corp.	201,730	4,252,468
Lakeland Financial Corp.	46,158	1,761,389
OFG Bancorp	223,077	4,106,848
PrivateBancorp Inc.	179,600	5,219,176
S&T Bancorp Inc.	20,048	498,193
Sandy Spring Bancorp Inc.	48,400	1,205,644
Susquehanna Bancshares Inc.	129,738	1,370,033
Umpqua Holdings Corp.	196,607	3,523,198
Union Bankshares Corp.	47,105	1,208,243
United Community Banks Inc.	252,390	4,131,624
Webster Financial Corp.	136,100	4,292,594
Wesbanco Inc.	46,786	1,452,238
Western Alliance Bancorp	197,303	4,695,811	*
Wilshire Bancorp Inc.	454,700	4,669,769
Wintrust Financial Corp.	78,400	3,606,400
Total Banks		56,197,523
Capital Markets — 0.9%
BGC Partners Inc., Class A Shares	205,000	1,525,200
KCG Holdings Inc., Class A Shares	90,835	1,079,120	*
Ladenburg Thalmann Financial Services Inc.	103,098	324,759	*
Manning & Napier Inc.	117,186	2,022,630
WisdomTree Investments Inc.	186,282	2,302,445	*
Total Capital Markets		7,254,154
Consumer Finance — 2.2%
Consumer Portfolio Services Inc.	84,916	647,060	*
Credit Acceptance Corp.	29,593	3,642,898	*
Encore Capital Group Inc.	57,340	2,604,383	*
Nelnet Inc., Class A Shares	75,400	3,123,822
Portfolio Recovery Associates Inc.	81,900	4,875,507	*
World Acceptance Corp.	21,800	1,655,928	*
Total Consumer Finance		16,549,598
Diversified Financial Services — 0.1%
Gain Capital Holdings Inc.	101,550	799,198
Insurance — 2.2%
American Equity Investment Life Holding Co.	110,280	2,712,888
AmTrust Financial Services Inc.	94,900	3,967,769
HCI Group Inc.	91,645	3,720,787

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Insurance — continued
Maiden Holdings Ltd.	262,200	$3,169,998
Montpelier Re Holdings Ltd.	52,390	1,673,860
Navigators Group Inc.	2,650	177,683	*
United Fire Group Inc.	42,358	1,241,937
Total Insurance		16,664,922
Real Estate Investment Trusts (REITs) — 8.1%
Ashford Hospitality Prime Inc.	56,144	963,431
Ashford Hospitality Trust	280,720	3,239,509
CareTrust REIT Inc.	20,500	405,900	*
Cedar Shopping Centers Inc.	245,090	1,531,813
DiamondRock Hospitality Co.	311,300	3,990,866
DuPont Fabros Technology Inc.	176,600	4,761,136
FelCor Lodging Trust Inc.	549,700	5,777,347
First Industrial Realty Trust Inc.	60,490	1,139,632
Hatteras Financial Corp.	55,200	1,093,512
Hersha Hospitality Trust	462,100	3,100,691
LaSalle Hotel Properties	104,200	3,677,218
New Residential Investment Corp.	162,630	1,024,569
Pennsylvania Real Estate Investment Trust	146,400	2,755,248
Pennymac Mortgage Investment Trust	152,814	3,352,739
Potlatch Corp.	112,800	4,669,920
Redwood Trust Inc.	177,850	3,462,739
Resource Capital Corp.	380,700	2,143,341
RLJ Lodging Trust	174,400	5,038,416
Ryman Hospitality Properties Inc.	46,400	2,234,160
Saul Centers Inc.	1,870	90,882
Strategic Hotels & Resorts Inc.	293,200	3,433,372	*
Sunstone Hotel Investors Inc.	292,700	4,370,011
Total Real Estate Investment Trusts (REITs)		62,256,452
Thrifts & Mortgage Finance — 1.3%
First Defiance Financial Corp.	19,087	547,797
Home Loan Servicing Solutions Ltd.	162,500	3,693,625
MGIC Investment Corp.	461,566	4,264,870	*
Tree.com Inc.	36,336	1,058,831	*
Total Thrifts & Mortgage Finance		9,565,123
Total Financials		169,286,970

See Notes to Financial Statements.

8	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care — 14.5%
Biotechnology — 5.3%
Alkermes PLC	31,300	$1,575,329	*
AMAG Pharmaceuticals Inc.	77,930	1,614,710	*
Arena Pharmaceuticals Inc.	241,900	1,417,534	*
Dyax Corp.	244,776	2,349,850	*
Enanta Pharmaceuticals Inc.	52,583	2,264,750	*
Epizyme Inc.	71,196	2,215,619	*
Halozyme Therapeutics Inc.	92,089	909,839	*
Insmed Inc.	106,800	2,133,864	*
Insys Therapeutics Inc.	70,368	2,197,593	*
InterMune Inc.	36,400	1,607,060	*
Isis Pharmaceuticals Inc.	98,400	3,389,880	*
MiMedx Group Inc.	224,521	1,591,854	*
Neurocrine Biosciences Inc.	99,221	1,472,440	*
NPS Pharmaceuticals Inc.	89,800	2,967,890	*
OncoMed Pharmaceuticals Inc.	41,200	959,960	*
Osiris Therapeutics Inc.	27,144	423,989	*
Peregrine Pharmaceuticals Inc.	391,300	735,644	*
Puma Biotechnology Inc.	18,700	1,234,200	*
Repligen Corp.	249,894	5,695,084	*
Sangamo BioSciences Inc.	113,239	1,729,159	*
Vanda Pharmaceuticals Inc.	141,900	2,295,942	*
Total Biotechnology		40,782,190
Health Care Equipment & Supplies — 3.6%
Align Technology Inc.	19,400	1,087,176	*
Analogic Corp.	7,755	606,751
AngioDynamics Inc.	118,521	1,935,448	*
Anika Therapeutics Inc.	86,249	3,995,916	*
Dexcom Inc.	82,495	3,271,752	*
Invacare Corp.	148,776	2,733,015
Merit Medical Systems Inc.	31,600	477,160	*
Natus Medical Inc.	136,836	3,440,057	*
NuVasive Inc.	85,053	3,025,335	*
OraSure Technologies Inc.	348,440	3,000,069	*
Symmetry Medical Inc.	61,849	547,982	*
Zeltiq Aesthetics Inc.	204,224	3,102,163	*
Total Health Care Equipment & Supplies		27,222,824

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care Providers & Services — 2.7%
Addus HomeCare Corp.	81,475	$1,831,558	*
Centene Corp.	70,032	5,295,120	*
Cross Country Healthcare Inc.	63,320	412,846	*
Ensign Group Inc.	20,500	637,140
Magellan Health Inc.	64,310	4,002,654	*
Team Health Holdings Inc.	71,400	3,565,716	*
WellCare Health Plans Inc.	60,241	4,497,593	*
Total Health Care Providers & Services		20,242,627
Pharmaceuticals — 2.9%
Endocyte Inc.	71,080	468,417	*
Impax Laboratories Inc.	155,100	4,651,449	*
Medicines Co.	124,833	3,627,647	*
Nektar Therapeutics	26,307	337,256	*
Prestige Brands Holdings Inc.	105,700	3,582,173	*
Questcor Pharmaceuticals Inc.	68,800	6,363,312
Sagent Pharmaceuticals Inc.	29,800	770,628	*
SciClone Pharmaceuticals Inc.	495,887	2,608,366	*
Total Pharmaceuticals		22,409,248
Total Health Care		110,656,889
Industrials — 13.7%
Aerospace & Defense — 2.6%
AAR Corp.	174,500	4,809,220
American Science & Engineering Inc.	24,611	1,712,679
Curtiss-Wright Corp.	42,194	2,766,239
Ducommun Inc.	97,162	2,538,843	*
Engility Holdings Inc.	63,800	2,440,988	*
Esterline Technologies Corp.	35,100	4,040,712	*
Moog Inc., Class A Shares	16,147	1,176,955	*
Taser International Inc.	53,730	714,609	*
Total Aerospace & Defense		20,200,245
Air Freight & Logistics — 0.2%
Park-Ohio Holdings Corp.	26,503	1,540,089
Airlines — 0.3%
Alaska Air Group Inc.	14,992	1,424,989
Hawaiian Holdings Inc.	37,407	512,850	*
Total Airlines		1,937,839
Building Products — 0.3%
PGT Inc.	295,571	2,503,486	*

See Notes to Financial Statements.

10	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Commercial Services & Supplies — 2.7%
ABM Industries Inc.	100,085	$2,700,293
Brink’s Co.	34,700	979,234
Deluxe Corp.	90,300	5,289,774
Herman Miller Inc.	40,300	1,218,672
Kimball International Inc., Class B Shares	169,527	2,834,492
Quad Graphics Inc.	43,152	965,310
Unifirst Corp.	20,800	2,204,800
United Stationers Inc.	110,893	4,598,733
Total Commercial Services & Supplies		20,791,308
Construction & Engineering — 0.6%
Comfort Systems USA Inc.	83,101	1,312,996
Granite Construction Inc.	79,817	2,871,816
Pike Corp.	62,345	558,611	*
Total Construction & Engineering		4,743,423
Electrical Equipment — 0.3%
EnerSys	27,200	1,871,088
Machinery — 2.8%
CIRCOR International Inc.	23,889	1,842,559
Federal Signal Corp.	237,947	3,485,923
Hillenbrand Inc.	84,294	2,749,670
Hyster-Yale Materials Handling Inc.	53,128	4,703,953
L.B. Foster Co., Class A	37,530	2,031,124
Mueller Water Products Inc., Class A Shares	478,400	4,133,376
NN Inc.	104,697	2,678,149
Xerium Technologies Inc.	4,852	67,734	*
Total Machinery		21,692,488
Professional Services — 0.7%
Kelly Services Inc.	16,400	281,588
Kforce Inc.	72,575	1,571,249
Korn/Ferry International	17,372	510,216	*
Resources Connection Inc.	205,320	2,691,745
Total Professional Services		5,054,798
Road & Rail — 1.9%
AMERCO	18,100	5,262,756
ArcBest Corp.	16,800	730,968
Saia Inc.	81,825	3,594,572	*
Swift Transportation Co.	204,800	5,167,104	*
Total Road & Rail		14,755,400

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Trading Companies & Distributors — 1.3%
Aceto Corp.	55,443	$1,005,736
Aircastle Ltd.	164,357	2,920,624
Applied Industrial Technologies Inc.	32,933	1,670,691
CAI International Inc.	70,300	1,547,303	*
DXP Enterprises Inc.	19,782	1,494,332	*
H&E Equipment Services Inc.	26,701	970,315	*
Total Trading Companies & Distributors		9,609,001
Total Industrials		104,699,165
Information Technology — 19.9%
Communications Equipment — 1.8%
ARRIS Group Inc.	69,500	2,260,835	*
Black Box Corp.	45,027	1,055,433
Brocade Communications Systems Inc.	323,900	2,979,880
Calix Inc.	224,292	1,834,708	*
Comtech Telecommunications Corp	58,633	2,188,770
Harmonic Inc.	383,569	2,861,425	*
Polycom Inc.	56,900	712,957	*
Total Communications Equipment		13,894,008
Electronic Equipment, Instruments & Components — 2.6%
Benchmark Electronics Inc.	154,739	3,942,750	*
Checkpoint Systems Inc.	67,977	950,998	*
Daktronics Inc.	91,886	1,095,281
Fabrinet	14,600	300,760	*
Insight Enterprises Inc.	128,510	3,950,397	*
Plexus Corp.	100,000	4,329,000	*
Rogers Corp.	12,160	806,816	*
Sanmina Corp.	184,500	4,202,910	*
Vishay Precision Group Inc.	5,363	88,275	*
Total Electronic Equipment, Instruments & Components		19,667,187
Internet Software & Services — 1.8%
Constant Contact Inc.	99,300	3,188,523	*
Conversant Inc.	106,900	2,715,260	*
Digital River Inc.	70,136	1,082,199	*
Stamps.com Inc.	66,292	2,233,378	*
United Online Inc.	1,646	17,118
VistaPrint NV	56,579	2,289,186	*
WebMD Health Corp.	42,390	2,047,437	*
Total Internet Software & Services		13,573,101

See Notes to Financial Statements.

12	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
IT Services — 3.4%
Blackhawk Network Holdings Inc.	30,180	$851,680	*
Cardtronics Inc.	46,500	1,584,720	*
Ciber Inc.	511,793	2,528,257	*
Convergys Corp.	168,150	3,605,136
Euronet Worldwide Inc.	22,800	1,099,872	*
Hackett Group Inc.	60,700	362,379
iGATE Corp.	95,771	3,485,107	*
Sapient Corp.	220,200	3,578,250	*
Sykes Enterprises Inc.	58,251	1,265,794	*
Syntel Inc.	47,814	4,110,091	*
Unisys Corp.	17,563	434,509	*
Virtusa Corp.	100,234	3,588,377	*
Total IT Services		26,494,172
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries Inc.	74,000	1,424,500	*
Amkor Technology Inc.	63,400	708,812	*
Cabot Microelectronics Corp.	26,930	1,202,425	*
Cirrus Logic Inc.	121,500	2,762,910	*
Diodes Inc.	33,800	978,848	*
FormFactor Inc.	293,000	2,437,760	*
International Rectifier Corp.	121,900	3,401,010	*
Lattice Semiconductor Corp.	332,100	2,739,825	*
MKS Instruments Inc.	73,827	2,306,355
OmniVision Technologies Inc.	186,500	4,099,270	*
Photronics Inc.	359,362	3,090,513	*
PLX Technology Inc.	110,605	715,614	*
RF Micro Devices Inc.	750,700	7,199,213	*
Silicon Image Inc.	573,245	2,889,155	*
Spansion Inc.	149,429	3,148,469	*
Total Semiconductors & Semiconductor Equipment		39,104,679
Software — 4.5%
Aspen Technology Inc.	125,100	5,804,640	*
Comverse Inc.	75,352	2,010,391	*
Manhattan Associates Inc.	181,000	6,231,830	*
Mentor Graphics Corp.	151,600	3,270,012
NetScout Systems Inc.	90,336	4,005,498	*
Pegasystems Inc.	167,038	3,527,843
Progress Software Corp.	156,573	3,764,015	*

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Software — continued
PTC Inc.	18,410	$714,308	*
SeaChange International Inc.	176,875	1,416,769	*
Tivo Inc.	276,026	3,563,496	*
Total Software		34,308,802
Technology Hardware, Storage & Peripherals — 0.7%
Datalink Corp.	108,300	1,083,000	*
Immersion Corp.	69,787	887,691	*
Silicon Graphics International Corp.	1,420	13,660	*
Super Micro Computer Inc.	137,311	3,469,849	*
Total Technology Hardware, Storage & Peripherals		5,454,200
Total Information Technology		152,496,149
Materials — 4.9%
Chemicals — 1.8%
A. Schulman Inc.	30,456	1,178,647
Advanced Emissions Solutions Inc.	96,586	2,214,717	*
Calgon Carbon Corp.	57,800	1,290,674	*
Ferro Corp.	1,752	22,005	*
FutureFuel Corp.	94,400	1,566,096
Landec Corp.	25,392	317,146	*
Minerals Technologies Inc.	9,720	637,438
OM Group Inc.	124,500	4,037,535
PolyOne Corp.	54,200	2,283,988
Total Chemicals		13,548,246
Construction Materials — 0.0%
Headwaters Inc.	9,730	135,150	*
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	222,300	2,600,910	*
Myers Industrials Inc.	55,566	1,116,321
Total Containers & Packaging		3,717,231
Metals & Mining — 1.4%
Century Aluminum Co.	81,350	1,275,568	*
Globe Specialty Metals Inc.	97,300	2,021,894
Handy & Harman Ltd.	11,000	294,470	*
Kaiser Aluminum Corp.	6,552	477,444
Stillwater Mining Co.	130,400	2,288,520	*
SunCoke Energy Inc.	70,788	1,521,942	*
Worthington Industries Inc.	75,700	3,258,128
Total Metals & Mining		11,137,966

See Notes to Financial Statements.

14	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Shares	Value
Paper & Forest Products — 1.2%
Clearwater Paper Corp.	45,500	$2,808,260	*
Louisiana-Pacific Corp.	159,900	2,401,698	*
Neenah Paper Inc.	26,665	1,417,245
Resolute Forest Products	160,100	2,686,478	*
Total Paper & Forest Products		9,313,681
Total Materials		37,852,274
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.7%
IDT Corp., Class B Shares	25,738	448,356
Inteliquent Inc.	63,300	877,971
Vonage Holdings Corp.	1,005,620	3,771,075	*
Total Diversified Telecommunication Services		5,097,402
Wireless Telecommunication Services — 0.2%
USA Mobility Inc.	91,738	1,412,765
Total Telecommunication Services		6,510,167
Utilities — 2.7%
Electric Utilities — 1.2%
Otter Tail Corp.	90,000	2,726,100
PNM Resources Inc.	79,748	2,339,009
Portland General Electric Co.	91,210	3,162,250
UNS Energy Corp.	11,280	681,425
Total Electric Utilities		8,908,784
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	43,100	3,074,323
Southwest Gas Corp.	68,200	3,600,278
Total Gas Utilities		6,674,601
Multi-Utilities — 0.1%
NorthWestern Corp.	23,000	1,200,370
Water Utilities — 0.5%
American States Water Co.	109,600	3,642,008
Total Utilities		20,425,763
Total Investments before Short-Term Investments (Cost — $595,087,186)		758,990,132

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch U.S. Small Capitalization Equity Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 0.7%
Repurchase Agreements — 0.7%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity — $4,599,364; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value — $4,691,352)	0.050%	7/1/14	$4,599,357	$4,599,357
Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $532,644; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value — $548,622)	0.050%	7/1/14	532,643	532,643
Total Short-Term Investments (Cost — $5,132,000)				5,132,000
Total Investments — 99.9% (Cost — $600,219,186#)				764,122,132
Other Assets in Excess of Liabilities — 0.1%				966,443
Total Net Assets — 100.0%				$765,088,575

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $600,219,186)	$764,122,132
Cash	30
Receivable for Fund shares sold	968,731
Dividends and interest receivable	746,468
Prepaid expenses	46,611
Total Assets	765,883,972

Liabilities:
Investment management fee payable	420,214
Payable for Fund shares repurchased	218,274
Service and/or distribution fees payable	10,482
Trustees’ fees payable	1,655
Accrued expenses	144,772
Total Liabilities	795,397
Total Net Assets	$765,088,575

Net Assets:
Par value (Note 7)	$552
Paid-in capital in excess of par value	567,506,234
Accumulated net investment loss	(572,756)
Accumulated net realized gain on investments and futures contracts	34,251,599
Net unrealized appreciation on investments	163,902,946
Total Net Assets	$765,088,575

Shares Outstanding:
Class A	1,361,961
Class A2	642,736
Class C	459,708
Class FI	88,718
Class I	358,231
Class IS	52,270,338

Net Asset Value:
Class A (and redemption price)	$13.91
Class A2 (and redemption price)	$13.84
Class C*	$13.41
Class FI (and redemption price)	$13.51
Class I (and redemption price)	$14.04
Class IS (and redemption price)	$13.87
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.76
Class A2 (based on maximum initial sales charge of 5.75%)	$14.68

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Dividends	$3,802,219
Return of capital (Note 1(f))	(427,978)
Net dividends	3,374,241
Interest	1,763
Less: Foreign taxes withheld	(3,569)
Total Investment Income	3,372,435

Expenses:
Investment management fee (Note 2)	2,606,405
Service and/or distribution fees (Notes 2 and 5)	60,822
Transfer agent fees (Note 5)	58,211
Trustees’ fees	46,097
Registration fees	40,430
Fund accounting fees	35,831
Legal fees	25,726
Audit and tax	18,136
Shareholder reports	17,406
Insurance	6,690
Custody fees	4,219
Fees recaptured by investment manager (Note 2)	2,111
Miscellaneous expenses	5,884
Total Expenses	2,927,968
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(48,502)
Net Expenses	2,879,466
Net Investment Income	492,969

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	37,098,893
REIT distributions	165,060
Futures contracts	(185,663)
Net Realized Gain	37,078,290
Change in Net Unrealized Appreciation (Depreciation)	(12,208,166)
Net Gain on Investments and Futures Contracts	24,870,124
Increase in Net Assets from Operations	$25,363,093

See Notes to Financial Statements.

18	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$492,969	$2,607,049
Net realized gain	37,078,290	84,313,861
Change in net unrealized appreciation (depreciation)	(12,208,166)	134,328,234
Increase in Net Assets From Operations	25,363,093	221,249,144

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(5,800,030)
Net realized gains	(20,252,421)	(62,040,419)
Decrease in Net Assets From Distributions to Shareholders	(20,252,421)	(67,840,449)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	78,510,521	163,175,280
Reinvestment of distributions	9,299,863	33,174,071
Cost of shares repurchased	(135,998,919)	(123,495,449)
Increase (Decrease) in Net Assets From Fund Share Transactions	(48,188,535)	72,853,902
Increase (Decrease) in Net Assets	(43,077,863)	226,262,597

Net Assets:
Beginning of period	808,166,438	581,903,841
End of period*	$765,088,575	$808,166,438
*Includes accumulated net investment loss and overdistributed net investment income respectively, of:	$(572,756)	$(1,065,725)

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012[3]	2011[3]	2010[3]		2009[3,4]

Net asset value, beginning of period	$13.80	$10.94	$9.50	$9.74	$7.59		$5.53

Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.01)	0.09	0.01	(0.01)		0.01
Net realized and unrealized gain (loss)	0.51	4.08	1.41	(0.24)	2.12		2.05
Proceeds from settlement of a regulatory matter	—	—	—	—	0.04		—
Total income (loss) from operations	0.49	4.07	1.50	(0.23)	2.15		2.06

Less distributions from:
Net investment income	—	(0.05)	(0.06)	(0.01)	(0.00)	[5]	—
Net realized gains	(0.38)	(1.16)	—	—	—		—
Total distributions	(0.38)	(1.21)	(0.06)	(0.01)	(0.00)	[5]	—

Net asset value, end of period	$13.91	$13.80	$10.94	$9.50	$9.74		$7.59
Total return[6]	3.55%	37.82%	15.83%	(2.40)%	28.39%[7]		37.25%

Net assets, end of period (000s)	$18,944	$17,896	$16,889	$18,142	$20,994		$18,657

Ratios to average net assets:
Gross expenses	1.21%[8,9]	1.23%[9]	1.24%	1.23%[9]	1.38%		1.36%[8,10]
Net expenses[11]	1.20 [8,9,12,13]	1.20 [9,12,13]	1.21 [12,13]	1.23 [9,13]	1.33	[12,13]	1.36 [8,10]
Net investment income (loss)	(0.29) [8]	(0.07)	0.82	0.03	(0.14)		0.23 [8]

Portfolio turnover rate	3%	85%	57%	49%	41%		52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 27.86%. Class A received $96,776 related to this distribution.

[8]	Annualized.

[9]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.36%.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2015 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

See Notes to Financial Statements.

20	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$13.75	$10.93	$10.58

Income (loss) from operations:
Net investment income (loss)	(0.03)	(0.00) [4]	0.07
Net realized and unrealized gain	0.50	4.05	0.40
Total income from operations	0.47	4.05	0.47

Less distributions from:
Net investment income	—	(0.07)	(0.12)
Net realized gains	(0.38)	(1.16)	—
Total distributions	(0.38)	(1.23)	(0.12)

Net asset value, end of period	$13.84	$13.75	$10.93
Total return[5]	3.42%	37.69%	4.41%

Net assets, end of period (000s)	$8,897	$3,522	$353

Ratios to average net assets:
Gross expenses	1.43%[6,7]	1.72%[7]	1.20%[6]
Net expenses[8,9,10]	1.40 [6,7]	1.35 [7]	1.05 [6]
Net investment income (loss)	(0.44) [6]	(0.02)	3.98 [6]

Portfolio turnover rate	3%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 31, 2012 (commencement of operations) to December 31, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.40%. This arrangement is expected to continue until December 31, 2015 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012[3]	2011[3]	2010[3]	2009[3,4]

Net asset value, beginning of period	$13.37	$10.69	$9.30	$9.61	$7.54	$5.53

Income (loss) from operations:
Net investment income (loss)	(0.07)	(0.10)	0.01	(0.07)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.49	3.96	1.38	(0.23)	2.10	2.04
Proceeds from settlement of a regulatory matter	—	—	—	—	0.04	—
Total income (loss) from operations	0.42	3.86	1.39	(0.30)	2.07	2.01

Less distributions from:
Net investment income	—	(0.02)	—	(0.01)	—	—
Net realized gains	(0.38)	(1.16)	—	—	—	—
Total distributions	(0.38)	(1.18)	—	(0.01)	—	—

Net asset value, end of period	$13.41	$13.37	$10.69	$9.30	$9.61	$7.54
Total return[5]	3.14%	36.72%	14.95%	(3.16)%	27.45%[6]	36.35%

Net assets, end of period (000s)	$6,167	$6,179	$5,073	$5,330	$6,032	$5,521

Ratios to average net assets:
Gross expenses	2.08%[7]	2.06%[8]	2.06%[8]	2.08%[8]	2.19%	2.14%[7,9]
Net expenses[10]	1.95 [7,11,12]	1.95 [8,11,12]	1.97 [8,11,12]	2.05 [8,11,12]	2.09 [11,12]	2.14 [7,9]
Net investment income (loss)	(1.04) [7]	(0.81)	0.07	(0.78)	(0.90)	(0.56) [7]

Portfolio turnover rate	3%	85%	57%	49%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 26.92%. Class C received $29,199 related to this distribution.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.14%.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2015 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

See Notes to Financial Statements.

22	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2014[3]	2013	2012[4]	2011[4]	2010[4]	2009[4]

Net asset value, beginning of period	$13.42	$10.68	$9.27	$9.51	$7.45	$5.83

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.01	0.10	(0.00) [5]	(0.01)	0.02
Net realized and unrealized gain (loss)	0.49	3.96	1.36	(0.23)	2.09	1.60
Total income (loss) from operations	0.47	3.97	1.46	(0.23)	2.08	1.62

Less distributions from:
Net investment income	—	(0.07)	(0.05)	(0.01)	(0.02)	—
Net realized gains	(0.38)	(1.16)	—	—	—	—
Total distributions	(0.38)	(1.23)	(0.05)	(0.01)	(0.02)	—

Net asset value, end of period	$13.51	$13.42	$10.68	$9.27	$9.51	$7.45
Total return[6]	3.50%	37.87%	15.74%	(2.46)%	27.93%	27.79%

Net assets, end of period (000s)	$1,199	$2,614	$902	$746	$747	$600

Ratios to average net assets:
Gross expenses	1.49%[7,8]	1.34%[8]	1.53%[8]	1.37%[8]	1.51%	1.42%[9]
Net expenses[10,11]	1.20 [7,8,12]	1.20 [8,12]	1.22 [8,12]	1.30 [8,12]	1.27 [12,13]	1.20 [9,13]
Net investment income (loss)	(0.32) [7]	0.09	0.87	(0.02)	(0.07)	0.36

Portfolio turnover rate	3%	85%	57%	49%	41%	52%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.18%, respectively.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2015 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[13]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.20%.

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2014[3]	2013	2012[4]	2011[4]	2010[4]	2009[4]

Net asset value, beginning of period	$13.90	$11.00	$9.47	$9.68	$7.61	$5.95

Income (loss) from operations:
Net investment income	0.01	0.05	0.05	0.04	0.02	0.04
Net realized and unrealized gain (loss)	0.51	4.11	1.51	(0.24)	2.12	1.63
Total income (loss) from operations	0.52	4.16	1.56	(0.20)	2.14	1.67

Less distributions from:
Net investment income	—	(0.10)	(0.03)	(0.01)	(0.07)	(0.01)
Net realized gains	(0.38)	(1.16)	—	—	—	—
Total distributions	(0.38)	(1.26)	(0.03)	(0.01)	(0.07)	(0.01)

Net asset value, end of period	$14.04	$13.90	$11.00	$9.47	$9.68	$7.61
Total return[5]	3.74%	38.48%	16.50%	(2.11)%	28.19%	28.16%

Net assets, end of period (000s)	$5,030	$9,126	$9,438	$220,655	$235,997	$186,801

Ratios to average net assets:
Gross expenses	0.79%[6,7]	0.78%[7]	0.89%	0.94%[7]	0.96%[7]	0.93%[8]
Net expenses[9]	0.78 [6,7,10,11]	0.77 [7,10,11]	0.89 [10,11]	0.94 [7,11]	0.96 [7,11,12]	0.89 [8,10,12]
Net investment income	0.09 [6]	0.37	0.47	0.33	0.25	0.65

Portfolio turnover rate	3%	85%	57%	49%	41%	52%

[1]	Effective October 5, 2009, Institutional Class shares were renamed as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.91% and 0.87%, respectively.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2015 but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[12]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.95%.

See Notes to Financial Statements.

24	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2014[2]	2013	2012[3,4]

Net asset value, beginning of period	$13.73	$10.88	$10.67

Income from operations:
Net investment income	0.01	0.05	0.13
Net realized and unrealized gain	0.51	4.06	0.21
Total income from operations	0.52	4.11	0.34

Less distributions from:
Net investment income	—	(0.10)	(0.13)
Net realized gains	(0.38)	(1.16)	—
Total distributions	(0.38)	(1.26)	(0.13)

Net asset value, end of period	$13.87	$13.73	$10.88
Total return[5]	3.79%	38.46%	3.22%

Net assets, end of period (000s)	$724,852	$768,829	$549,249

Ratios to average net assets:
Gross expenses	0.76%[6]	0.77%	0.79%[6]
Net expenses[7,8,9]	0.75 [6]	0.75	0.74 [6]
Net investment income	0.16 [6]	0.41	1.58 [6]

Portfolio turnover rate	3%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period March 23, 2012 (commencement of operations) to December 31, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Small Capitalization Equity Fund (formerly Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or the exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

26	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$758,990,132	—	—	$758,990,132
Short-term investments†	—	$5,132,000	—	5,132,000
Total investments	$758,990,132	$5,132,000	—	$764,122,132

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

28	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc. (formerly Batterymarch Financial Management, Inc.) (“QS Batterymarch”) is the Fund’s investment adviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short term instruments. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay QS Batterymarch and Western Asset the entire management fee it received from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.20%, 1.40%, 1.95%, 1.20% and 0.90% for Class A, Class A2, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2015 but may be terminated at any time by the manager.

30	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

During the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $48,502.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2014, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class I	Class IS
Expires December 31, 2014	—	—	$1,840	$449	—	—
Expires December 31, 2015	$3,294	—	4,689	2,618	—	$191,112
Expires December 31, 2016	5,775	$5,025	6,183	1,826	—	133,766
Expires December 31, 2017	1,106	978	3,773	2,514	$237	39,894
Total fee waivers/expense reimbursements subject to recapture	$10,175	$6,003	$16,485	$7,407	$237	$364,772

For the six months ended June 30, 2014, LMPFA recaptured $220, $634, $121 and $1,136 for Class A, Class A2, Class FI and Class I shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $925 and $28,770 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended June 30, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	—	—	$240

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$187,981,097
Sales	24,125,090

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$180,901,699
Gross unrealized depreciation	(16,998,753)
Net unrealized appreciation	$163,902,946

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(185,663)

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$180,251

†	At June 30, 2014, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

32	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$21,623	$17,784
Class A2	7,002	11,260
Class C	30,082	9,666
Class FI	2,115	4,054
Class I	—	248
Class IS	—	15,199
Total	$60,822	$58,211

For the six months ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,106
Class A2	978
Class C	3,773
Class FI	2,514
Class I	237
Class IS	39,894
Total	$48,502

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class A	—	$61,754
Class A2	—	14,788
Class C	—	6,862
Class FI	—	12,691
Class I	—	63,292
Class IS	—	5,640,643
Total	—	$5,800,030

Net Realized Gains:
Class A	$499,300	$1,389,786
Class A2	224,209	260,384
Class C	169,717	496,407
Class FI	32,398	208,313
Class I	133,669	693,289
Class IS	19,193,128	58,992,240
Total	$20,252,421	$62,040,419

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	224,095	$3,099,851	81,544	$1,045,700
Shares issued on reinvestment	35,450	487,443	107,237	1,401,430
Shares repurchased	(194,158)	(2,694,489)	(435,650)	(5,514,616)
Net increase (decrease)	65,387	$892,805	(246,869)	$(3,067,486)
Class A2
Shares sold	401,145	$5,486,398	215,145	$2,818,457
Shares issued on reinvestment	16,378	224,209	21,073	275,172
Shares repurchased	(30,922)	(421,148)	(12,368)	(160,513)
Net increase	386,601	$5,289,459	223,850	$2,933,116
Class C
Shares sold	8,497	$116,070	17,906	$225,079
Shares issued on reinvestment	12,739	169,044	39,640	500,397
Shares repurchased	(23,516)	(307,930)	(70,178)	(862,724)
Net decrease	(2,280)	$(22,816)	(12,632)	$(137,248)
Class FI
Shares sold	15,513	$207,110	105,381	$1,453,503
Shares issued on reinvestment	2,425	32,398	17,335	221,004
Shares repurchased	(124,019)	(1,695,154)	(12,381)	(157,106)
Net increase (decrease)	(106,081)	$(1,455,646)	110,335	$1,517,401
Class I
Shares sold	13,231	$181,958	129,594	$1,739,953
Shares issued on reinvestment	9,630	133,669	57,152	756,580
Shares repurchased	(321,111)	(4,457,792)	(387,934)	(4,537,379)
Net decrease	(298,250)	$(4,142,165)	(201,188)	$(2,040,846)
Class IS
Shares sold	5,094,105	$69,419,134	12,229,866	$155,892,588
Shares issued on reinvestment	601,977	8,253,100	2,295,594	30,019,488
Shares repurchased	(9,415,306)	(126,422,406)	(9,004,986)	(112,263,111)
Net increase (decrease)	(3,719,224)	$(48,750,172)	5,520,474	$73,648,965

34	QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report

8. Capital loss carryforward

As of December 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2016	$(2,936,778)

These amounts will be available to offset any future taxable capital gains.

In addition, the Fund’s capital loss carryforward is subject to an annual limitation of $978,926 due to a prior year reorganization.

QS Batterymarch U.S. Small Capitalization Equity Fund 2014 Semi-Annual Report	35

QS Batterymarch

U.S. Small Capitalization Equity Fund

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agents*

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund’s sole transfer agent.

QS Batterymarch U.S. Small Capitalization Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Batterymarch U.S. Small Capitalization Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Batterymarch U.S. Small Capitalization Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/14 SR14-2280

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of

Date:	August 20, 2014